Expenditure Commitments (Details)	12 Months Ended
Jun. 30, 2022 AUD ($)
Expenditure Commitments (Details) [Line Items]
Lease commitments term	1 year
Termination notice period for research and development contracts	30 days
Research and development termination commitments	$ 5,200,000
Contracts [Member]
Expenditure Commitments (Details) [Line Items]
Commitments under non-cancellable operating lease contract	$ 9,857
Bourke Street Office Lease [Member]
Expenditure Commitments (Details) [Line Items]
Lease commitments expiry date	Sep. 30, 2022